OPERATING COSTS AND EXPENSES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Costs And Expenses
Personnel and managers	R$ 135	R$ 100	R$ 83
Materials	2,233	1,150	775
Outsourced services	1,052	682	598
Others	116	104	125
Total	R$ 3,536	R$ 2,036	R$ 1,581